Two Roads Shared Trust

c/o Ultimus Fund Solutions, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(631)-885-0490 (Phone)

December 5, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    Two Roads Shared Trust (the “Trust”)

         (1933 Act Registration No. 333-182417)

         (1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated November 30, 2022 for the Trust’s APEX HealthCare ETF, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 339 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed electronically on November 28, 2022.

Questions and comments concerning the enclosed materials may be directed to me at (631)-885-0490.

Sincerely,

/s/Jim Colantino

Jim Colantino, President of the Trust